Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2024
Finance income and expense
Schedule of finance income and expense

	2024	2023	2022
	$m	$m	$m
Finance income
Returns on deposits and equity securities	339	291	78
Fair value gains on debt and interest rate swaps	113	43	14
Interest income on income tax balances	6	10	3
Total	458	344	95
Finance expense
Interest on debt, leases and other financing costs	(1,391)	(1,132)	(889)
Net interest on post-employment defined benefit plan net liabilities (Note 22)	(50)	(38)	(29)
Net exchange losses	(42)	(34)	(16)
Discount unwind on contingent consideration arising from business combinations (Note 20)	(113)	(132)	(168)
Discount unwind on other long-term liabilities[1]	(116)	(200)	(216)
Fair value losses on debt and interest rate swaps	(18)	(3)	–
Interest expense on income tax balances	(12)	(87)	(28)
Total	(1,742)	(1,626)	(1,346)
Net finance expense	(1,284)	(1,282)	(1,251)

1	Included within Discount unwind on other long-term liabilities is $nil relating to the Acerta Pharma share purchase liability (2023: $55m; 2022: $108m) and the discount unwind of other payables of $91m (2023: $100m; 2022: $nil) that have arisen from intangible asset additions, see Note 20 for further details.

Schedule of net gains and losses on financial instruments included in finance income and expense

	2024	2023	2022
	$m	$m	$m
Interest and fair value adjustments in respect of debt designated at fair value through profit or loss, net of derivatives	107	13	(9)
Interest and changes in carrying values of debt designated as hedged items in fair value hedges, net of derivatives	(38)	–	–
Interest and fair value changes on fixed and short-term deposits, equity securities, other derivatives and tax balances	306	177	54
Interest on debt, commercial paper, overdrafts and lease liabilities held at amortised cost	(1,251)	(1,004)	(837)